Application of New, Amended and Revised Standards and Interpretations	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS	APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS
a.Amendments to International Financial Reporting Standards, International Accounting Standards (IAS), IFRIC Interpretations (IFRIC), and SIC Interpretations (SIC) issued by the International Accounting Standards Board (IASB) (collectively, “IFRSs”) and the new interpretation that are mandatorily effective for the current year
The Company has applied Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform - Phase 2” and Amendment to IFRS 16 “Covid-19 - Related Rent Concessions beyond June 30, 2021”.
The application of these new standards and amendments has had no impact on the disclosures or amounts recognized in the Company’s consolidated financial statements.
b.New and amended IFRSs in issue but not yet effective

New IFRSs	Effective Date Announced by IASB (Note 1)
“Annual Improvements to IFRS Standards 2018-2020”	January 1, 2022 (Note 2)
Amendments to IFRS 3 “Reference to the Conceptual Framework”	January 1, 2022 (Note 3)
Amendments to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use”	January 1, 2022 (Note 4)
Amendments to IAS 37 “Onerous Contracts - Cost of Fulfilling a Contract”	January 1, 2022 (Note 5)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IFRS 17	January 1, 2023
Amendments to IFRS 17 “Initial Application of IFRS 17 and IFRS 9 - Comparative Information”	January 1, 2023
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023 (Note 6)
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023 (Note 7)
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023 (Note 8)
Note 1: Unless stated otherwise, the above New IFRSs are effective for annual reporting periods beginning on or after their respective effective dates.
Note 2: The amendment to IFRS 9 is applied to financial liabilities that are modified or exchanged on or after the beginning of the first annual reporting period beginning on or after January 1, 2022; the amendment to IAS 41 is applied to fair value measurements on or after the beginning of the first annual reporting period beginning on or after January 1, 2022; the amendment to IFRS 1 is applied for annual reporting periods beginning on or after January 1, 2022.
Note 3: The amendments are applicable to business combinations for which the acquisition date is on or after the beginning of the annual reporting period beginning on or after January 1, 2022.
Note 4: The amendments are applicable to property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the first annual reporting period beginning on or after January 1, 2022.
Note 5: The amendments are applicable to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the first annual reporting period beginning on or after January 1, 2022.
Note 6: The amendments will be applied prospectively for annual reporting periods beginning on or after January 1, 2023.
Note 7: The amendments are applicable to changes in accounting estimates and changes in accounting policies that occur on or after the beginning of the annual reporting period beginning on or after January 1, 2023.
Note 8: Except that a deferred tax for temporary differences associated with lease and decommission liabilities is recognized at the beginning of the earliest comparative period presented, the amendment is applied prospectively to transactions that occur on or after the beginning of the earliest comparative period presented.
As of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing the possible impact that the application of above standards and interpretations will have on the Company’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.